Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Shareholders' Equity
Shareholders’ Equity
Share capital

	As of June 30,		As of June 30,
	2019	2018	2019	2018
	(number of shares)		(in thousands)
Details
Class A ordinary shares	117,273,566	105,371,800	$11,727	$10,537
Class B ordinary shares	124,722,559	129,942,506	12,472	12,994
	241,996,125	235,314,306	$24,199	$23,531
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2017	91,979,704	$9,198
Conversion of Class B ordinary shares	5,861,707	587
Exercise of share options	1,902,084	190
Issuance for settlement of RSUs	5,253,809	525
Vesting of share options that were early exercised	374,496	37
Balance as of June 30, 2018	105,371,800	10,537
Conversion of Class B ordinary shares	5,219,947	522
Exercise of share options	1,496,875	150
Issuance for settlement of RSUs	4,674,873	467
Vesting of share options that were early exercised	510,071	51
Balance as of June 30, 2019	117,273,566	$11,727

Class A shares as of June 30, 2019 and June 30, 2018 does not include 911,367 and 827,871 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2017	135,283,942	$13,528
Exercise of share options	520,271	53
Conversion to Class A ordinary shares	(5,861,707)	(587)
Balance as of June 30, 2018	129,942,506	12,994
Conversion to Class A ordinary shares	(5,219,947)	(522)
Balance as of June 30, 2019	124,722,559	$12,472
Ordinary shares
Nominal value
Ordinary shares have a nominal value of $0.10.
Conversion
If the aggregate number of Class B ordinary shares comprises less than 10% of the total shares of the Company then in issue, each Class B ordinary share will automatically convert into one Class A ordinary share.
Upon consent of at least 66.66% of the Class B ordinary shares, each Class B ordinary share will convert into one Class A ordinary share. A Class B ordinary shareholder may elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis. Upon a transfer of Class B ordinary shares to a person or entity that is not a permitted Class B ordinary share transferee as defined in the Company’s articles of association, each Class B ordinary share transferred converts into one Class A ordinary share.
Dividend rights
Any dividend declared by the Company shall be paid on the Class A ordinary shares and the Class B ordinary shares pari passu as if they were all shares of the same class.
Voting rights
Each Class A ordinary share is entitled to one vote. Each Class B ordinary share is entitled to 10 votes.
Share premium

Share premium consists of additional consideration for shares above the nominal value of shares in issue.

Other capital reserves

Capital redemption and merger reserves
The Company has capital redemption and merger reserves of $35.0 million at June 30, 2019, 2018 and 2017. They are comprised of a $98.0 thousand capital redemption reserve that is a non-distributable reserve arising on the redemption of redeemable shares and a $34.9 million merger reserve representing the difference between the nominal value of the shares issued by the Company in a prior reorganization and the share capital and share premium account prior to reorganization.

Share-based payments reserve

Share-based payments represent the current period’s expense related to the fair value of RSUs and share options issued to employees. Tax benefits from share plans represent the deferred tax benefit of share-based payments in excess of the expense already recognized over the life of the share-based award. The total deferred tax benefit is determined using the intrinsic value of the share-based award as at the reporting date. Issuance of ordinary shares for settlement of RSUs represents the release of ordinary shares to our employees as RSUs vest.

Cash flow hedge reserve

The change in fair value for the Group’s derivatives designated as hedging instruments are recognized in other comprehensive income and accumulated in a separate reserve within equity. The effect of the cash flow hedges determined to be effective is reclassified to the consolidated statements of operations in the same period as the hedged transactions. Gains or losses related to ineffective portion of cash flow hedges, if any, are recognized immediately to the consolidated statements of operations.

Foreign currency translation reserve

Exchange differences arising on translation of foreign subsidiaries are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to the consolidated statements of operations when the net investment is disposed.

Investments at fair value through other comprehensive income reserve

The change in fair value for the Group’s financial instruments classified at fair value through other comprehensive income are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount related to the Group’s debt investments is reclassified to the consolidated statements of operations upon the sale of the investment or at maturity date.